SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income per ordinary share (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class B Redeemable ordinary shares
Numerator:
Allocation of net income	$ 239,427	$ 4,659,567	$ 772,173	$ 9,316,614
Denominator:
Weighted average shares outstanding, basic	16,901,515	23,000,000	2,808,036	23,000,000
Weighted average shares outstanding, diluted	16,901,515	23,000,000	2,808,036	23,000,000
Basic net income per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Diluted net income per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Class B Non-redeemable Ordinary Shares
Numerator:
Allocation of net income	$ 81,454	$ 1,164,892	$ 1,390,588	$ 2,329,154
Denominator:
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,056,920	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,056,920	5,750,000
Basic net income per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41
Diluted net income per share	$ 0.01	$ 0.20	$ 0.27	$ 0.41